Net Loss per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Net Loss per Share
17.
Net Loss per Share

The Company applies the two-class method when computing net income (loss) per share attributable to common stockholders as the Company has issued shares that meet the definition of participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to share in the undistributed earnings as if all income (loss) for the period had been distributed. There is no allocation required under the two-class method during periods of loss since the participating securities do not have a contractual obligation to share in the losses of the Company.

Basic net loss per share available to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the periods presented. The weighted-average number of common stock outstanding excludes any Unvested Shares that have not met their vesting conditions during the periods presented. For purposes of this calculation, outstanding stock options and warrants to purchase common stock, Unvested Shares, Senior Secured Notes including accrued interest and the potential issuance of common stock upon the conversion of the Convertible Preferred Stock prior to the Closing of the Merger were considered common stock equivalents but had been excluded from the calculation of diluted net loss per share available to common stockholders as their effect was anti-dilutive. Accordingly, in periods in which the Company reports a net loss available to common stockholders, diluted net loss per share available to common stockholders is the same as basic net loss per share available to common stockholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. The Company reported net loss available to common stockholders for each of the three and six months ended June 30, 2024 and 2023.

The following table sets forth the computation of net loss per common share:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Numerator:
Net loss attributable to common stockholders	$(15,576)	$(4,716)	$(37,896)	$(9,784)
Denominator:
Weighted-average common shares outstanding, basic and diluted	32,182,440	4,661,256	18,383,203	4,659,269
Net loss per share attributable to common stockholders, basic and diluted	$(0.48)	$(1.01)	$(2.06)	$(2.10)

The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Convertible preferred stock (as converted to common stock)	—	13,001,114	—	13,001,114
Senior Secured Notes, including accrued interest	253,859	—	253,859	—
Public Warrants	11,499,982	—	11,499,982	—
Private Placement Warrants	13,550,000	—	13,550,000	—
Unvested Shares	1,129,630	—	1,129,630	—
Stock options to purchase common stock	3,623,419	2,608,649	3,623,419	2,608,649
	30,056,890	15,609,763	30,056,890	15,609,763

Zapata Computing, Inc. [Member]
Net Loss per Share
14.
Net Loss per Share

The Company applies the two-class method when computing net income (loss) per share attributable to common stockholders as the Company has issued shares that meet the definition of participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to share in the undistributed earnings as if all income (loss) for the period had been distributed. The Company considers its Convertible Preferred Stock to be participating securities as in the event a dividend is paid on common stock, the holders of Convertible Preferred Stock would be entitled to receive dividends on a basis consistent with the common stockholders. There is no allocation required under the two-class method during periods of loss since the participating securities do not have a contractual obligation to share in the losses of the Company.

Basic net loss per share available to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted net loss per share available to common shareholders was computed by giving effect to all potentially dilutive common stock equivalents outstanding for the period. For purposes of this calculation, Convertible Preferred Stock and outstanding stock options to purchase common shares were considered common stock equivalents but had been excluded from the calculation of diluted net loss per share available to common shareholders as their effect was anti-dilutive. In periods in which the Company reports a net loss available to common shareholders, diluted net loss per share available to common shareholders is the same as basic net loss per share available to common shareholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. The Company reported net loss available to common shareholders for the years ended December 31, 2023, and 2022.

The following table sets forth the computation of net loss per common share:

	Year Ended December 31,
	2023	2022
Numerator:
Net loss attributable to common stockholders	$(29,734)	$(23,448)
Denominator:
Weighted-average common shares outstanding, basic and diluted	4,666,235	4,582,219
Net loss per share attributable to common stockholders, basic and diluted	$(6.37)	$(5.12)

The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2023	2022
Convertible preferred stock (as converted to common stock)	13,001,114	13,001,114
Stock options to purchase common stock	3,078,475	3,141,157
	16,079,589	16,142,271